Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
7.	BUSINESS COMBINATIONS

2020 Acquisitions

In the second quarter of 2020, the Company closed the acquisition of French Gallium Nitride (GaN) innovator Exagan. Exagan’s expertise in epitaxy, product development and application know-how will broaden and accelerate ST’s power GaN roadmap and business for automotive, industrial and consumer applications.  Exagan acquisition has been accounted for as a business combination.  The activities of this business are included in the Automotive and Discrete Group (ADG) reportable segment.

In the third quarter of 2020, the Company closed the acquisitions of the entire share capital of Ultra Wide Band specialist BeSpoon, of the cellular IoT connectivity assets of Riot Micro and of the radio-frequency assets of SOMOS.  Through these transactions, the Company will further strengthen its offer for wireless connectivity in the roadmap for STM32 microcontrollers and secure MCUs.  These three acquisitions have been accounted for as business combinations.  The activities of these businesses are included in the Microcontrollers and Digital ICs Group (MDG) reportable segment.

In the fourth quarter of 2020, the Company completed another minor acquisition in the Microcontrollers and Digital ICs Group (MDG) reportable segment. This acquisition has been accounted for as a business combination.

As at December 31, 2020, the purchase price allocation of the above business acquisitions was subject to finalization. The preliminary fair value at acquisition date of the identifiable assets acquired and liabilities assumed were as follows:

Fair value recognized at acquisition date
Property, plant and equipment	1
Technologies & licenses	108
Technologies in progress	10
Other intangible assets	2
Deferred tax assets	5
Deferred tax liabilities	(18)
Net working capital	(4)
Goodwill(1)	135
Total net assets at fair value	239
Purchase consideration	239

(1)

The items that generated goodwill are workforce, synergies, future products and access to new markets. The goodwill is allocated to the ADG and MDG reportable segments as described in Note 8.  An amount of $45 million of goodwill was estimated to be tax deductible.

As of the acquisition date, the total consideration transferred in relation to the business acquisitions concluded in 2020 consisted of cash paid of $104 million, before cash acquired of $1 million, deferred consideration of $18 million and contingent consideration of $117 million. The fair value of the consideration transferred was determined by the Company with the assistance of a third party as part of the preliminary purchase price allocation. The contingent consideration comprised variable payment components contingent upon meeting certain financial and/or technical targets by the acquired businesses. The fair value measurement of the acquisition-date contingent consideration was based on the probability that the milestones defining the variable components of the consideration will be achieved and was estimated by calculating the present value of the future expected cash flows. The estimates were based on discount rates ranging between 1.55% and 4.07%, reflecting the term-specific cost of debt plus, where appropriate, an additional risk premium.

Deferred and contingent consideration recognized on business combinations amounted to $143 million as at December 31, 2020. The fair value measurement of the contingent consideration corresponds to a Level 3 fair value hierarchy measurement and is further described in Note 28.

The amount paid of $103 million for the above-mentioned business combinations was reported in the line “Payment for business acquisitions, net of cash acquired” in the consolidated statement of cash flows for the year ended December 31, 2020.

2019 Acquisitions

In 2019, the Company acquired the Swedish silicon carbide (SiC) wafer manufacturer Norstel AB (“Norstel”).  This acquisition extends the Company’s silicon carbide ecosystem and strengthens the Company’s flexibility to serve fast growing automotive and industrial applications. The purchase consideration, net of $1 million of cash acquired, was funded with available cash.  The full acquisition was executed in two stages.  On February 6, 2019, the Company acquired 55% of Norstel’s common stock, obtaining control over the entity.  The fair value of the business as a whole was estimated at $138 million, of which $77 million was paid by the Company for its majority stake, with an option to acquire the remaining 45% at a later date, subject to certain conditions.  On December 2, 2019, the Company exercised its option to acquire the remaining 45% stake.  The Company paid $51 million to complete the closing of the full acquisition.  An amount of $10 million was held in an escrow account as protection for any claims, and reported as current restricted cash in the consolidated balance sheet as at December 31, 2019.  The escrow amount was released to the seller in 2020 and the amount paid was reported in the line “Payment for business acquisitions, net of cash acquired” in the consolidated statement of cash flows for the year ended December 31, 2020.

Norstel acquisition was accounted for as a business combination.  The activities of this business are included in the Automotive and Discrete Group (ADG) reportable segment.  The purchase price allocation was finalized in 2020, and resulted in recognition of a deferred tax liability of $18 million associated with the acquired technology in process, as well as a deferred tax asset of $4 million arising from Norstel’s net operating losses.  A corresponding $14 million increase in goodwill was recorded in 2020, resulting in $57 million of total goodwill recognized on this acquisition. The final fair value of the assets acquired and liabilities assumed from Norstel were as follows:

	Fair value recognized at acquisition date	Measurement period adjustments	Fair value recognized as a result of acquisition
Property, plant and equipment	11	—	11
Technology in progress	86	—	86
Deferred tax assets	—	4	4
Deferred tax liabilities	—	(18)	(18)
Net working capital	(2)	—	(2)
Goodwill(1)	43	14	57
Total net assets at fair value	138	—	138
Purchase consideration	138	—	138

(1)

The primary item that generated goodwill is the value of the future synergies between Norstel technology in silicon carbide and the Company, which do not qualify as a separately identified intangible asset. The goodwill is allocated to the ADG reportable segment as described in Note 8.